SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Reconciliation of Net Loss per Common Share

	Six Months Ended June 30, 2021	Three Months Ended June 30, 2021
Class A Common Stock subject to possible redemption
Numerator: Earnings attributable to Class A Common Stock subject to possible redemption

Net earnings attributable to Class A Common Stock subject to possible redemption	$—	$—

Denominator: Weighted-average Class A Common Stock subject to possible redemption
Basic and diluted weighted-average shares outstanding, Class A Common Stock subject to possible redemption	24,300,287	24,300,287

Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption	$0.00	$0.00

Non-Redeemable Class A and Class B Common Stock
Numerator: Net loss minus net earnings
Net loss	$(7,643,297)	$(5,408,386)
Less: Net earnings attributable to Class A Common Stock subject to possible redemption	—	—

Non-redeemable net loss	$(7,643,297)	$(5,408,386)

Denominator: Weighted-average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted-average shares outstanding, Non-Redeemable Class A and Class B Common Stock	8,729,045	7,544,201

Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	$(0.88)	$(0.72)